Significant Accounting Policies (Details) - Schedule of disaggregates its revenue from contracts with customers by service type - Spectrum Global Solutions, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Professional Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 17,167,905	$ 19,452,318
Construction [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,509,539	6,043,753
Revenue by service type [Member]
Disaggregation of Revenue [Line Items]
Revenue	18,677,444	25,496,071
Short-term [Member]
Disaggregation of Revenue [Line Items]
Revenue	79,279	8,821
Long-term [Member]
Disaggregation of Revenue [Line Items]
Revenue	18,598,165	25,487,250
Revenue by contract duration [Member]
Disaggregation of Revenue [Line Items]
Revenue	18,677,444	25,496,071
Unit-Price [Member]
Disaggregation of Revenue [Line Items]
Revenue	377,065	4,625,229
Fixed-price [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,132,474	1,418,524
Time-and-materials [Member]
Disaggregation of Revenue [Line Items]
Revenue	17,167,905	19,452,318
Revenue by contract type [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 18,677,444	$ 25,496,071